SCHEDULE II - Condensed Financial Information Of Registrant Progressive Corporation Cash Paid (Detail) - Parent Company - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplemental Cash Flow Information [Line Items]
Income taxes	$ 3,022	$ 2,540	$ 800
Interest	$ 276	$ 276	$ 265